Equity incentive plan (Details - Incentives Unit Activity) - Rubicon Technologies L L C [Member] - Rubicon [Member] - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Options outstanding, beginning balance	3,017,191	2,848,050
Options granted	214,642	176,117
Options forfeited/redeemed	(147,183)	(6,976)
Options outstanding, ending balance	3,084,650	3,017,191
Option outstanding, vested	2,886,439